Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of the Company's property and equipment
The following table presents a summary of the Company’s property and equipment balances as of December 31, 2016 and 2015 (in thousands).

	December 31,
	2016	2015
Oil and natural gas properties
Evaluated (subject to amortization)	$2,408,305	$2,122,174
Unproved and unevaluated (not subject to amortization)	479,736	387,504
Total oil and natural gas properties	2,888,041	2,509,678
Accumulated depletion	(1,850,882)	(1,574,040)
Net oil and natural gas properties	1,037,159	935,638
Other property and equipment
Midstream equipment and facilities	145,662	78,564
Furniture, fixtures and other equipment	5,487	2,918
Software	3,206	2,193
Land	1,437	1,539
Leasehold improvements	5,003	1,173
Total other property and equipment	160,795	86,387
Accumulated depreciation	(13,429)	(9,619)
Net other property and equipment	147,366	76,768
Net property and equipment	$1,184,525	$1,012,406

Breakdown of the Company's unproved and unevaluated property costs not subject to amortization
The following table provides a breakdown of the Company’s unproved and unevaluated property costs not subject to amortization as of December 31, 2016 and the year in which these costs were incurred (in thousands).

Description	2016	2015	2014	2013 and prior	Total
Costs incurred for
Property acquisition	$126,857	$236,507	$55,258	$23,654	$442,276
Exploration wells	19,017	3,375	34	—	22,426
Development wells	13,086	1,218	730	—	15,034
Total	$158,960	$241,100	$56,022	$23,654	$479,736